NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
NET INCOME (LOSS) PER SHARE [Abstract]
Computation of Basic and Diluted Net Income (Loss) Per Share
	For the years ended December 31,
	2010	2011	2012

Net income (loss) (numerator), basic and diluted	$11,923,199	$(7,654,862)	$25,739,968
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	1,466,947,693	1,607,110,119	1,661,864,846
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options, nonvested shares and warrant using the treasury stock method	80,922,985	-	59,757,910
Total weighted average shares used in computing diluted net income (loss) per share	1,547,870,678	1,607,110,119	1,721,622,756
Net income (loss) per share, basic	$0.01	$(0.00)	$0.02
Net income (loss) per share, diluted	$0.01	$(0.00)	$0.01

Antidilutive Securities Excluded from Computation of Earnings Per Share
	For the years ended December 31,
	2010	2011	2012

Options, nonvested shares and warrants	-	187,160,617	285,312,520
Convertible senior note	76,000,000	22,800,000	-